Taxes	6 Months Ended
Sep. 30, 2024
Taxes [Abstract]
TAXES

NOTE 11 – TAXES

(a)	Corporate Income Taxes

The Company is subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Japan

The Company and its subsidiary in Japan are mainly subject to Japanese national and local income taxes, inhabitant tax, and enterprise tax, which, in the aggregate, represent a statutory income tax rate of approximately 30.6% for the six months ended September 30, 2023. However, after the capital reduction which became effective on July 15, 2024 (See Note 13 – capital reduction), the Company is qualified as a small and medium-sized enterprise and was subject to a lower statutory income tax rate of approximately 21.1% for the six months ended September 30, 2024.

Hong Kong

TLS is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000 for the six months ended September 30, 2024 and 2023.

PRC

Qingzhiliangpin is incorporated in the PRC and is subject to the PRC Enterprise Income Tax. Under the Enterprise Income Tax Law of PRC, domestic enterprises and Foreign Investment Enterprises are subject to a unified 25% enterprise income tax rate. Qingzhiliangpin is recognized as small low-profit enterprises. According to the relevant PRC tax policies, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the taxable income not more than RMB3 million is subject to a reduced effective rate of 5%.

Malaysia

Reiwatakiya is incorporated in Malaysia, and is governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less) is 17% for the first MYR600,000 taxable income, with the remaining balance being taxed at the 24% rate.

The United States

The Company’s subsidiaries in the United States are subject to the United States federal corporate income tax rate of 21%. The Company is also subject to state jurisdictions that have corporate tax rates ranging from 0% to 8.45% for the six months ended September 30, 2024.

Canada

The Company’s subsidiary in Canada is subject to the Canadian federal corporate income tax rate of 15% and provincial or territorial rates of 11.5%, which, in the aggregate, represent a statutory income tax rate of 26.5% for the six months ended September 30, 2024.

The income before tax were as follows:

	For the Six Months Ended September 30,
	2024	2023
Japan	$(709,417)	$(424,749)
Hong Kong	1,005,767	1,968,464
PRC	212,802	59,938
Malaysia	(6,227)	(5,733)
The United States	355,435	-
Canada	(74,701)	-
Income before tax	$783,659	$1,597,920

The components of the income tax provision (benefit) were as follows:

	For the Six Months Ended September 30,
	2024	2023
Current tax provision
Japan	$132,134	$1,096,800
Hong Kong	142,348	-
PRC	10,681	7,388
Malaysia	-	-
The United States	40,417	-
Canada	27,420	-
	353,000	1,104,188
Deferred tax benefit
Japan	$(875,542)	$(1,460,667)
Hong Kong	(30,006)	-
PRC	-	-
Malaysia	(22)	44
The United States	-	-
Canada	-	-
	(905,570)	(1,460,623)
Income tax benefit	$(552,570)	$(356,435)

The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2024 and 2023:

	For the Six Months Ended September 30,
	2024	2023

Japanese statutory income tax rate	21.1%	30.6%
Non-deductible expenses	10.6%	3.1%
Non-taxable income	-	(10.7)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	0.6%	(19.4)%
Effect of change in Japanese statutory income tax rate	(87.3)%	-
Change in valuation allowance	(4.8)%	(24.5)%
Effects of consumption tax examination (1)	(10.7)%	(2.9)%
Others	-	1.5%
Effective tax rate	(70.5)%	(22.3)%

(1)	This pertains to the tax effect resulted from the additional consumption tax of approximately $0.6 million charged during the six months ended September 30, 2023, as well as inhabitant tax refund of approximately $0.08 million and $0.2 million during the six months ended September 30, 2024 and 2023, respectively, based on final assessment due to the consumption tax examination (See note (c) - tax payable).

The Company’s deferred tax liabilities, net comprised of the following:

	September 30, 2024	March 31, 2024
Deferred tax assets:
Allowance for credit losses	$304,800	$619,675
Accrued member rewards	9,594	15,511
Accrued employee bonus	4,546	18,146
Accrued asset retirement obligation	64,148	185,941
Accrued employee retirement pension	48,332	72,378
Change in fair value of warrant liabilities	251,770	-
Net operating loss carry-forwards	41,667	38,562
Total deferred tax assets	724,857	950,213
Valuation allowance	(41,667)	(79,062)
Total deferred tax assets, net	683,190	871,151
Deferred tax liabilities:
Change in fair value of warrant liabilities	-	(38,588)
Compensation receivable for consumption tax	(2,060,065)	(3,047,924)
Total deferred tax liabilities	(2,060,065)	(3,086,512)
Deferred tax liabilities, net	$(1,376,875)	$(2,215,361)

The Company’s movement of the valuation allowance were as follows:

	September 30, 2024	March 31, 2024
Beginning balance	$79,062	$597,777
Reduction	(37,762)	(430,385)
Disposal of a subsidiary	-	(82,732)
Foreign currency translation adjustments	367	(5,598)
Ending balance	$41,667	$79,062

As of March 31, 2024, the Company had a net operating loss carried forward from the entities in Hong Kong of $61,458. The Company utilized all of its net operating loss during the six months ended September 30, 2024.

As of September 30, 2024 and March 31, 2024, the Company had a net operating loss carried forward of $25,818 and $58,218 from the entities in the United States, respectively, which can be offset against future taxable profit indefinitely.

As of September 30, 2024 and March 31, 2024, the Company had a net operating loss carried forward of $136,774 and $61,114 from the entities in Canada, respectively, which can be offset against future taxable profit indefinitely.

(b)	Consumption tax

In Japan, consumption tax collected and remitted to tax authorities is excluded from revenue, cost of sales, and expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss). Before October 1, 2019, the applicable consumption tax rate was 8%, and since October 1, 2019, the Company has been subject to the applicable consumption tax rate of 10%, with an 8% rate applicable to a limited number of exceptions based on the new Japanese tax law. For overseas sales, the Company is exempted from paying consumption tax. The Company can deduct all its qualified input consumption tax paid when purchasing from suppliers, against the output consumption tax derived from domestic sales. The Company is eligible for consumption tax refund from the tax authorities for excess input consumption tax, which is recorded as additional consumption tax payable due to tax examination in taxes payable on the balance sheets (See note (c) - tax payable).

(c)	Taxes payable

Taxes payable consisted of the following:

	September 30, 2024	March 31, 2024
Income tax payable	$2,235,629	$3,829,368
Additional consumption tax payable due to tax examination (1)	2,687,920	5,475,313
Consumption tax payable and others	34,557	52,801
Total taxes payable	$4,958,106	$9,357,482

(1)	Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounting to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the fiscal year ended March 31, 2024, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $0.2 million (¥30.0 million), and the amount was also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $2,687,920 and $5,475,313 as of September 30, 2024 and March 31, 2024, respectively.